Interim Unaudited Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 199,601	$ 146,215	$ 315,375
Cost of revenues	103,638	77,378	167,742
Gross profit	95,963	68,837	147,633
Research and development costs	18,146	15,672	31,470
Selling, general and administrative expenses	30,694	24,037	50,751
Total operating expenses	48,840	39,709	82,221
Operating profit	47,123	29,128	65,412
Financial income, net	10,624	10,864	22,218
Income before income taxes	57,747	39,992	87,630
Income tax expense	(4,984)	(4,208)	(8,998)
Net income	$ 52,763	$ 35,784	$ 78,632
Net income per ordinary share:
Basic net earnings per share	$ 1.17	$ 0.8	$ 1.76
Diluted net earnings per share	$ 1.08	$ 0.74	$ 1.63
Weighted average number of ordinary shares outstanding (in thousands):
Basic	45,160	44,562	44,725
Diluted	49,283	48,531	48,863